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                          NORTHBROOK  LIFE INSURANCE COMPANY
                            LAW AND REGULATION DEPARTMENT
                                3100 SANDERS ROAD, J5B
                              NORTHBROOK, ILLINOIS 60062



Elisa R. Mitchell                            Direct Dial Number (847) 402-2364
Assistant Counsel                             Facsimile (847) 402-3781


                                   March 16, 1998

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C. 20549

     RE:  Northbrook Variable Annuity Account II
          Filing of Investment Company Prospectus Supplement (Rule 497) Registration No. 33-35412

Dear Sir or Madam:

The Securities Act of 1933, Reg. Section 230.497, requires Investment Companies filing on Form N-4, of the Investment Company Act of 1940, to file the Prospectus and Statement of Additional Information, with the Securities and Exchange Commission, in the exact form used, within five days after the effective date of a Registration Statement. In lieu of filing under paragraph
(b) or (c) of Reg. Section 230.497, the Registrant, Northbrook Variable Annuity Account II, files this certification pursuant to paragraph (j) of Reg.
Section 230.497:

     (1) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Reg. Section 230.497 does not differ from that contained in the most recent registration statement or amendment, and

     (2) the text of the most recent registration statement or amendment has been filed electronically.

Please contact me at (847)402-2364, if you have any questions or comments. Thank you for your consideration of this matter.

Very truly yours,

/s/ELISA R. MITCHELL

Elisa R. Mitchell
Assistant Counsel